Funding Debts	12 Months Ended
Dec. 31, 2022
Funding Debts
Debt Instrument [Line Items]
Funding Debts

10. FUNDING DEBTS

The following table summarizes the Group’s outstanding funding debts as of December 31, 2021 and 2022, respectively:

	As of December 31,
	2021	2022
	(RMB in thousands)
Short-term:
Liabilities to funding partners	3,101,381	4,385,253
Total short-term funding debts	3,101,381	4,385,253
Long-term:
Liabilities to funding partners	696,852	1,334,105
Total long-term funding debts	696,852	1,334,105

For the years ended December 31, 2021 and 2022, the following significant activities took place related to the Group’s funding partners:

Liabilities to Individual Investors on Juzi Licai with respect to on-balance sheet loans

The Group finances its on-balance sheet loans using the proceeds from Individual Investors on Juzi Licai by offering various investment programs. As of December 31, 2020, 2021 and 2022, Individual Investors on Juzi Licai funded an aggregate amount of nil in outstanding financing receivables originated by the Group.

Liabilities to funding partners

The Group finances its on-balance sheet loans using the proceeds from funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners.

Those liabilities to funding partners were bearing weighted average interest rates of 9.2% and 9.3% as of December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, funding partners funded an aggregate amount of RMB3,540 million and RMB6,372 million in outstanding financing receivables originated by the Group, respectively. As of

December 31, 2021 and 2022, financing receivables amounting to RMB1,193 million and RMB734 million were pledged as collaterals to secure the underlying loans funded by funding partners, respectively. Refer to note 21. Commitments and Contingencies for maturities of funding debts.